13. Taxes	12 Months Ended
Dec. 31, 2018
Taxes Abstract
Taxes

13.1   Income Tax and Social Contribution

The taxation on profit comprises income tax and social contribution calculated based on the taxable profits (adjusted profit) of each taxable entity at the applicable tax rates according to prevailing legislation, namely, at 15%, plus 10% surtax on the amount exceeding R$ 240 per year, for income tax and at 9% for social contribution.

Income tax and social contribution losses can be offset against future taxable profits, considering the limit of 30% of the taxable profit for the period, and can be carried forward indefinitely.

13.2    Deferred income tax and social contribution

The Company, based on its profitability history and the expectation of generating future taxable profits, based on its internal projections prepared for reasonable periods for its business, sets up a deferred tax asset on temporary differences between the tax bases.

The deferred income tax and social contribution are recognized on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used for tax calculation purposes, to the extent that it is probable that there will be sufficient taxable profits against which the temporary differences can be utilized and the tax losses can be offset.

Deferred tax assets and liabilities may be offset if there is a legal right to offset the current tax assets and liabilities and they relate to the same taxing authority.

13.2.1     Changes in deferred income tax and social contribution

.
			Recognized					Recognized
	Balance as of	Recognized	comprehensive	Balance as of	Recognized	Effects of applying	Business	comprehensive	Balance as of
	January 1, 2017	in income	income	December 31, 2017	in income	new IFRS	combination effect	income	December 31, 2018
Noncurrent assets
Provisions for legal claims	438,538	75,820	-	514,358	55,123	-	3,696	-	573,177
Post-employment benefits	260,068	16,716	16,827	293,611	15,080	-	-	19,994	328,685
Impairment of assets	289,617	20,944	-	310,561	17,450	-	-	-	328,011
Research and development and energy efficiency programs	142,279	14,046	-	156,325	(1,834)	-	-	-	154,491
Provision for energy purchases	115,257	14,620	-	129,877	25,693	-	-	-	155,570
Expected credit losses	129,638	(16,258)	-	113,380	(6,838)	7,468	-	-	114,010
Tax losses and negative tax basis	51,113	59,545	-	110,658	(39,518)	-	-	-	71,140
Social security contributions - injunction on judicial deposit	54,750	6,106	-	60,856	6,154	-	-	-	67,010
Amortization - concession	44,131	4,591	-	48,722	4,617	-	-	-	53,339
Provision for tax losses	23,176	739	-	23,915	11,518	-	-	-	35,433
Provision for profit sharing	21,331	939	-	22,270	8,278	-	-	-	30,548
Concession contracts	26,206	(1,300)	-	24,906	(1,300)	-	-	-	23,606
Financial instruments	12,923	2,795	-	15,718	(3,486)	-	-	-	12,232
Others	91,337	(33,878)	-	57,459	41,641	1,006	-	-	100,106
	1,700,364	165,425	16,827	1,882,616	132,578	8,474	3,696	19,994	2,047,358
(-) Noncurrent liabilities
Concession contracts	440,522	95,204	-	535,726	68,475	-	9,457	-	613,658
Deemed cost	486,795	(36,911)	-	449,884	(34,559)	-	-	-	415,325
Escrow deposits monetary variation	62,538	(7,210)	-	55,328	8,839	-	-	-	64,167
Transaction cost on borrowings and debentures	9,642	11,896	-	21,538	9,589	-	-	-	31,127
Deferment of capital gains	11,320	-	-	11,320	-	-	-	-	11,320
Capitalization of financial charges	5,357	-	-	5,357	(3,459)	-	-	-	1,898
Others	48,265	(2,811)	(853)	44,601	15,621	-	-	-	60,222
	1,064,439	60,168	(853)	1,123,754	64,506	-	9,457	-	1,197,717
Net	635,925	105,257	17,680	758,862	68,072	8,474	(5,761)	19,994	849,641
Assets presented in the Statement of Financial Position	814,355			915,492					1,007,061
(-) Liabilities presented in the Statement of Financial Position	(178,430)			(156,630)					(157,420)

13.2.2     Realization of deferred taxes

The projection of deferred tax credits realization recorded in noncurrent assets and liabilities arising from temporary differences is based on the average realization period of each item of deferred assets and liabilities and tax losses, also based on projections of future results. These projections were evaluated by the Supervisory Board and approved by the Board of Directors on March 28, 2019. The breakdown of the main credits is as follows:

- Amounts recorded on provisions for post-employment benefits will be realized as the payments are made to the Copel Foundation or reversed according to new actuarial estimates;

- Amounts set up on the provisions for legal claims will be realized according to court decisions;

- Amounts set up on the provision for impairment of assets will be realized through the amortization and/or depreciation of the impaired asset;

- Amounts set up on the provision for purchase of energy will be realized in the immediately following period by the recording of the tax document of the purchase;

- Amounts set up on the provisions for R&D and PEE will be realized through the expenses incurred in the projects carried out;

- Amounts recorded on the deemed cost will be realized through the amortization and/or depreciation of the valued asset;

- Amounts related to the concession agreement will be realized over the term of the agreement;

- The other amounts set up will be realized according to the tax realization of each of the tax bases. On March 28, 2019, the Company’s Supervisory Board examined and the Board of Directors approved the technical study which points out to the realization of deferred taxes.

The projected realization of the deferred taxes is shown below:

	Assets	Liabilities
2019	528,769	(82,554)
2020	263,907	(82,937)
2021	164,724	(83,423)
2022	131,876	(100,484)
2023	103,979	(68,853)
2024 to 2026	216,854	(188,881)
2027 to 2029	637,249	(590,585)
	2,047,358	(1,197,717)

13.2.3     Unrecognized tax credits

As of December 31, 2018, UEG Araucária did not recognize income tax and social contribution credits on income tax and social contribution tax losses in the amount of R$ 34.567 because at present there is no reasonable assurance of generation of future taxable profits sufficient to allow the utilization of these tax credits.

13.3   Other taxes recoverable and other tax obligations

	12.31.2018	12.31.2017
Current assets
Recoverable ICMS (VAT)	96,072	68,773
Recoverable PIS/Pasep and Cofins taxes	64,200	128,888
Other recoverable taxes	570	571
	160,842	198,232
Noncurrent assets
Recoverable ICMS (VAT)	50,306	36,740
PIS/Pasep and Cofins taxes	147,380	46,858
Other recoverable taxes	33,714	33,376
	231,400	116,974
Current liabilities
ICMS (VAT) payable	185,634	151,928
PIS/Pasep and Cofins payable	115,345	17,632
IRRF on JSCP	23,687	54,047
Special Tax Regularization Program - Pert (13.3.1)	46,777	45,108
Ordinary financing of taxes with the federal tax authorities	64,974	63,791
Other taxes	15,016	12,981
	451,433	345,487
Noncurrent liabilities
Social security contributions - injunction on judicial deposit	197,413	179,373
Special Tax Regularization Program - Pert (13.3.1)	471,665	488,563
Ordinary financing of taxes with the federal tax authorities	21,658	85,054
TCFRH (a)	101,821	53,349
Other taxes	4,175	3,237
	796,732	809,576
(a) Fee for Control, Monitoring and Inspection of Activities of Exploitation and Use of Water Resources - payment suspended due to injunction.

Sales and services revenues are subject to value-added tax (Imposto sobre Circulação de Mercadorias e Serviços or ICMS, in Portuguese) and service tax (Imposto sobre Serviços or ISS, in Portuguese), at the applicable rates, and to the PIS (Social Integration Program) and COFINS (Contribution for Social Security Funding).

Credits resulting from non-cumulative PIS and COFINS charges are accounted for as reduction to operating costs in the statement of income.

Credits arising from non-cumulative ICMS, PIS and COFINS related to the purchase of assets are presented as reductions to the acquisition cost of these assets.

Prepayments or amounts that can be offset are presented in current and non-current assets, according to their expected realization.

13.3.1     Special Regime for Tax Regularization (PERT)

Copel DIS joined PERT in 2017, considering the benefits offered by the program in the face of the change in the CVA tax regime, from a billing regime to an accrual basis. The payment of 20% of the debt occurred in 2017 and as of January 2018 the payment of the balance began in 145 monthly installments of R$ 3,572, adjusted by the Selic rate.

13.4   Reconciliation of provision for income tax (IRPJ) and social contribution (CSLL)

	12.31.2018	12.31.2017	12.31.2016
Income before IRPJ and CSLL	1,955,997	1,392,941	1,394,162
IRPJ and CSLL (34%)	(665,039)	(473,600)	(474,015)
Tax effects on:
Equity in income	46,203	36,555	66,899
Interest on own capital	98,917	90,440	96,202
Dividends	280	497	838
Non deductible expenses	(9,322)	(26,292)	(11,624)
Tax incentives	16,465	14,973	16,567
Unrecognized income and social contribution tax loss carry-forwards	(15,383)	(5,645)	-
Setting up and/or offset of income tax and social contribution losses of prior years	5,037	90,804	-
Difference between the calculation bases of deemed profit and taxable profit	11,076	(19,680)	(114,149)
Others	(227)	17,262	(100,408)
Current IRPJ and CSLL	(580,065)	(379,943)	(589,322)
Deferred IRPJ and CSLL	68,072	105,257	69,632
Effective rate - %	26.2%	19.7%	37.3%